UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Alan Leist III
Address: 114 Business Park Drive
                  Utica, NY 13502
                  United States of America

Form 13F File Number: 28-13318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-13318         Alan Leist III
[Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  107

Form 13F Information Table Value Total: $228,080
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name

28-13318         Alan Leist III
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
3M Co.                         COM              88579Y101      228 3796.000 SH       Sole                 3796.000
ABB Ltd.                       COM              000375204     3801 240902.000 SH     Sole               240902.000
AGL Resources Inc.             COM              001204106      570 17930.000 SH      Sole                17930.000
AT&T Inc.                      COM              00206R102     1488 59902.000 SH      Sole                59902.000
Accenture Ltd.                 COM              G1150G111      645 19275.000 SH      Sole                19275.000
Air Products & Chemicals       COM              009158106      505 7825.000 SH       Sole                 7825.000
Alliance Financial Corp.       COM              019205103      237 8350.000 SH       Sole                 8350.000
American Intl. Group           COM              026874107       18 15500.000 SH      Sole                15500.000
Anadarko Pete Corp.            COM              032511107      318 7008.690 SH       Sole                 7008.690
Apache Corp.                   COM              037411105      546 7574.000 SH       Sole                 7574.000
Apple Computer                 COM              037833100      456 3200.000 SH       Sole                 3200.000
Applied Materials Inc          COM              038222105      141 12777.000 SH      Sole                12777.000
Archer Daniels Midland Co.     COM              039483102     4002 149502.000 SH     Sole               149502.000
Atmos Energy Corp.             COM              049560105     1034 41310.000 SH      Sole                41310.000
Automatic Data Processing      COM              053015103      213 6009.000 SH       Sole                 6009.000
BHP Billiton Ltd.              COM              088606108     2791 50995.000 SH      Sole                50995.000
BP P.L.C. ADR                  COM              055622104      217 4549.001 SH       Sole                 4549.001
Baker Hughes Inc               COM              057224107     2694 73940.000 SH      Sole                73940.000
Bank of America Corp.          COM              060505104      282 21388.000 SH      Sole                21388.000
Baxter International Inc.      COM              071813109     3417 64515.000 SH      Sole                64515.000
Becton Dickinson & Co.         COM              075887109     9096 127555.000 SH     Sole               127555.000
CR Bard Inc.                   COM              067383109     4045 54337.000 SH      Sole                54337.000
CSX Corp.                      COM              126408103     2472 71375.000 SH      Sole                71375.000
CVS Caremark Corp.             COM              126650100     6624 207857.000 SH     Sole               207857.000
Chevron Corp.                  COM              166764100     1938 29258.000 SH      Sole                29258.000
Chubb Corp.                    COM              171232101      788 19750.000 SH      Sole                19750.000
Cisco Systems Inc.             COM              17275R102     5843 313282.000 SH     Sole               313282.000
Clorox Corp.                   COM              189054109     1371 24564.000 SH      Sole                24564.000
Coca Cola Co.                  COM              191216100     1361 28370.000 SH      Sole                28370.000
Colgate Palmolive Co.          COM              194162103     6668 94260.000 SH      Sole                94260.000
ConocoPhillips                 COM              20825C104     4822 114637.001 SH     Sole               114637.001
Corn Products International In COM              219023108      618 23080.000 SH      Sole                23080.000
Corning Inc.                   COM              219350105     5684 353939.000 SH     Sole               353939.000
Devon Energy Corp.             COM              25179M103     3086 56620.000 SH      Sole                56620.000
Diamond Offshore Drilling      COM              25271C102     1217 14655.000 SH      Sole                14655.000
Duke Energy Co.                COM              26441C105      635 43530.000 SH      Sole                43530.000
EMC Corp.                      COM              268648102     2040 155745.000 SH     Sole               155745.000
Eastern Insurance Holdings, In COM              276534104      569 60467.000 SH      Sole                60467.000
Eaton Corp.                    COM              278058102      753 16881.000 SH      Sole                16881.000
Emerson Electric Co.           COM              291011104      714 22045.000 SH      Sole                22045.000
Exxon Mobil Corp.              COM              30231G102     7532 107731.997 SH     Sole               107731.997
Ford Motor                     COM              345370860       69 11350.000 SH      Sole                11350.000
General Dynamics               COM              369550108     2562 46250.000 SH      Sole                46250.000
General Electric Co.           COM              369604103     3181 271398.000 SH     Sole               271398.000
General Mills                  COM              370334104      779 13899.000 SH      Sole                13899.000
Genuine Parts Co.              COM              372460105      856 25505.000 SH      Sole                25505.000
Goldcorp Inc.                  COM              380956409     3266 93980.000 SH      Sole                93980.000
Google, Inc.                   COM              38259P508      339  805.000 SH       Sole                  805.000
HJ Heinz                       COM              423074103      894 25030.000 SH      Sole                25030.000
Harris Corp.                   COM              413875105     4234 149305.000 SH     Sole               149305.000
Hess Corp                      COM              42809H107     2635 49030.000 SH      Sole                49030.000
Honeywell International Inc.   COM              438516106      218 6930.000 SH       Sole                 6930.000
ITT Corporation                COM              450911102     4241 95297.000 SH      Sole                95297.000
Intel Corp.                    COM              458140100     3107 187760.000 SH     Sole               187760.000
International Business Machine COM              459200101      571 5471.000 SH       Sole                 5471.000
Johnson & Johnson              COM              478160104     6843 120475.000 SH     Sole               120475.000
KeyCorp                        COM              493267108      142 27097.000 SH      Sole                27097.000
Kimberly-Clark Corp.           COM              494368103     1388 26470.000 SH      Sole                26470.000
Lincoln Electric Holdings Inc. COM              533900106     2619 72680.000 SH      Sole                72680.000
Linear Technology Corp.        COM              535678106      688 29485.000 SH      Sole                29485.000
Lowe's Cos.                    COM              548661107     3058 157533.000 SH     Sole               157533.000
M&T Bank Corp.                 COM              55261F104      907 17804.000 SH      Sole                17804.000
Marathon Oil Corporation       COM              565849106     5745 190690.000 SH     Sole               190690.000
Mattel, Inc.                   COM              577081102      652 40650.000 SH      Sole                40650.000
McCormick & Co. Inc.           COM              579780206     2907 89370.000 SH      Sole                89370.000
McDonalds Corp.                COM              580135101     1267 22035.000 SH      Sole                22035.000
Microsoft Corp.                COM              594918104     5113 215088.000 SH     Sole               215088.000
Monsanto Co.                   COM              61166W101     3355 45136.000 SH      Sole                45136.000
Mueller Water Products, Inc.   COM              624758108       75 20000.000 SH      Sole                20000.000
Nike Inc.                      COM              654106103     4695 90680.000 SH      Sole                90680.000
Nokia Corp ADR                 COM              654902204     4873 334251.000 SH     Sole               334251.000
Northrop Grumman Corp.         COM              666807102      768 16805.000 SH      Sole                16805.000
Novartis AG ADR                COM              66987V109      855 20970.000 SH      Sole                20970.000
Oracle Corp.                   COM              68389X105     4202 196158.000 SH     Sole               196158.000
PNC Financial Services Group   COM              693475105      645 16625.000 SH      Sole                16625.000
PPG Industries Inc.            COM              693506107      846 19270.000 SH      Sole                19270.000
Parker-Hannifin Co.            COM              701094104     3173 73849.000 SH      Sole                73849.000
Pepco Holdings Inc.            COM              713291102     1846 137330.000 SH     Sole               137330.000
Pepsico Inc.                   COM              713448108     6609 120260.000 SH     Sole               120260.000
Potash Corp. Saskatchewan      COM              73755L107     2589 27820.000 SH      Sole                27820.000
Procter & Gamble Co.           COM              742718109     1156 22623.000 SH      Sole                22623.000
Rayonier Inc.                  COM              754907103      764 21013.000 SH      Sole                21013.000
Raytheon Co.                   COM              755111507      915 20600.000 SH      Sole                20600.000
Rome Bancorp Inc. New          COM              77587P103       98 11722.000 SH      Sole                11722.000
Southern Company               COM              842587107     1068 34282.000 SH      Sole                34282.000
Star Scientific, Inc.          COM              85517P101       36 40000.000 SH      Sole                40000.000
State Street Corp.             COM              857477103      240 5094.000 SH       Sole                 5094.000
Stereotaxis Inc.               COM              85916J102       78 20000.000 SH      Sole                20000.000
Sysco Corp                     COM              871829107     3482 154905.000 SH     Sole               154905.000
T. Rowe Price Group Inc.       COM              74144T108     5533 132786.000 SH     Sole               132786.000
Teva Pharmaceutical ADR        COM              881624209     4723 95725.000 SH      Sole                95725.000
The Bank of New York Mellon Co COM              064058100     1177 40160.000 SH      Sole                40160.000
Total ADR                      COM              89151E109     1463 26985.000 SH      Sole                26985.000
UDR Inc.                       COM              902653104      761 73709.006 SH      Sole                73709.006
USEC Inc.                      COM              90333E108       53 10000.000 SH      Sole                10000.000
Unilever PLC ADR               COM              904767704     4021 171105.000 SH     Sole               171105.000
United Technologies Corp.      COM              913017109      255 4905.000 SH       Sole                 4905.000
Verizon Communications Inc.    COM              92343V104     1372 44656.000 SH      Sole                44656.000
Visa Inc.                      COM              92826C839     3135 50355.000 SH      Sole                50355.000
Wal-Mart Stores                COM              931142103     4652 96033.000 SH      Sole                96033.000
Waste Management Inc.          COM              94106L109     1043 37055.000 SH      Sole                37055.000
Yum Brands Inc.                COM              988498101     5153 154573.000 SH     Sole               154573.000
Zimmer Holdings Inc.           COM              98956P102      238 5585.000 SH       Sole                 5585.000
PowerShares Nasdaq 100 Index T ETF              73935A104      244 6700.000 SH       Sole                 6700.000
S&P 500 Depository Receipt     ETF              78462F103     1411 15350.000 SH      Sole                15350.000
SPDR S&P Metals & Mining       ETF              78464A755      308 8315.000 SH       Sole                 8315.000
iShares Russell 1000 Growth In ETF              464287614      404 9850.000 SH       Sole                 9850.000